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EMERGING MARKETS GROWTH FUND INC
Emerging Markets Growth Fund, Inc.SM
Emerging Markets Growth Fund, Inc.SM Prospectus Supplement May 1, 2022 (for prospectus dated September 1, 2021 as supplemented to date)

The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EMERGING MARKETS GROWTH FUND INC		Class M	Class F-3	Class R-6
Management fees	[1]	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees		none	none	none
Other expenses		0.11%	0.14%	0.14%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses		0.74%	0.77%	0.77%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - EMERGING MARKETS GROWTH FUND INC - USD ($)	Class M	Class F-3	Class R-6
1 year	$ 76	$ 79	$ 79
3 years	237	246	246
5 years	411	428	428
10 years	$ 918	$ 954	$ 954

Keep this supplement with your prospectus.